Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restricted Net Assets [Abstract]
Surplus reserve rate	10.00%
Registered capital rate	50.00%
Consolidated net assets (in Dollars)	$ 2,411,781	$ 1,943,767
Net asset percentage	20.00%	16.00%